EDWARD D.
JONES & CO.
DAILY PASSPORT
CASH TRUST

SEMI-ANNUAL REPORT
TO SHAREHOLDERS
AUGUST 31, 1995

ESTABLISHED 1980


[LOGO]
DAILY
PASSPORT
CASH TRUST
EDWARD D. JONES & CO.


[LOGO]
FEDERATED SECURITIES CORP.
Distributor

A subsidiary of FEDERATED INVESTORS

FEDERATED INVESTORS TOWER
PITTSBURGH, PA  15222-3779


Cusip  480023100
8092605 (10/95)

[LOGO]






PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

                          Dear Fellow Shareholder:

                          I am pleased to present the Semi-Annual Report to Shareholders for the Edward D.
                          Jones & Co. Daily Passport Cash Trust. This report covers the six-month period ended
                          August 31, 1995. It begins with an interview with
                          the Trust's portfolio manager, Susan R. Hill, Assistant Vice President of Passport
                          Research, Ltd., and continues with a complete list of the fund's holdings and financial statements.

                          The Trust, now in its 16th year of working for Edward D. Jones clients like you, remains the keystone of the Full Service Account. As a shareholder, your cash is working for you every day, earning income from short-term
                          U.S. government securities.

                          These securities are among the safest available, because the payment of principal and interest is guaranteed by the U.S. government.* Of course, as a money market fund, the Trust also pursues stability of principal and offers you daily access to your money.

                          During the six-month reporting period, the Trust paid dividends to shareholders totaling $0.03 per share, or $72.7 million. Net assets rose considerably, from $2.5 billion on the first day of the period to $3.2 billion on August 31, 1995. The
                          Trust's 7-day yield on the last day of the period was 4.88%.**

                          Thank you for participating in Edward D. Jones & Co. Daily Passport Cash Trust. As
                          always, we welcome your questions and comments.

                          Sincerely,


                          Richard B. Fisher
                          President

                          October 15, 1995


* Shares of the Trust are not federally insured or government guaranteed. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

** Performance quoted represents past performance and is not indicative of future results. Yield will vary.


INVESTMENT REVIEW
--------------------------------------------------------------------------------

                          Q       Could you begin with an overview of the interest rate environment during the six-month reporting period?

                          A       Over the six months ended August 31, 1995, the Federal Reserve
                                  Board (the "Fed") reversed its course in monetary policy, lower-
                          ing the Fed funds target rate by 25 basis points in early July from 6% to
                          5.75%. This easing in monetary policy came on the heels of seven consec-
                          utive tightenings from February 1994 to February 1995, which brought the
                          Fed funds target rate from 3% to 6%. The Fed cited receding inflationary pressures as the reason for the ease, although weak economic reports in the second quarter of 1995 were also thought to have had an influence.
                          Short-term interest rates led the Fed move downward. The rate on the three-month Treasury bill declined from 5.9% at the end of February to 5.45% at the end of August. The front end of the yield curve, typically one
     Susan R. Hill        year and shorter for money market funds, flattened significantly over the period,
     Assistant Vice       from a spread of 48 basis points between the three-month Treasury bill and one-year
       President,         Treasury bill at the end of February to a spread of only 19 basis points by the end
Passport Research, Ltd.   of August.

                          Q       How has the Trust's yield responded to this rate environment?


                          A      The yield of the Trust lagged behind the downward movement in short-term interest rates, because of its holdings of fixed-rate Treasury and Federal agency securities. While the yield on the three-month Treasury bill declined by 45 basis points over the period, the yield on the Edward D. Jones & Co. Daily Passport
                          Cash Trust fell by only 21 basis points, from 5.19% at the end of February to 4.98%
                          at the end of August.*


* Performance quoted represents past performance and is not indicative of future results. Yield will vary.


--------------------------------------------------------------------------------

                          Q       Have you made any strategic changes to the Trust's portfolio?


                          A      The total assets of the Trust have grown notably since the beginning of the period, from $2.5 billion to $3.2 billion. We extended the average maturity target range of the Trust from 30-40 days to 40-50 days in the face of slower economic growth and still restrained inflation, a strategy that has served the Trust well in light of the rather significant decline in interest rates in recent months.
                          The Trust's average maturity, which was 32 days at the beginning of the period, stood at 45 days at the end of August.

                          We reinforced the barbelled structure of the Trust's portfolio over the reporting period. The Trust continued to combine attractive yields from repurchase agreements collateralized by U.S. government agency-
                          sponsored mortgage-backed securities with short-term agency floating rate notes and
                          Treasury and agency securities with longer maturities of 6 to 12 months. A yield advantage continued to exist for investments in repurchase agreements versus direct investments in short-term fixed rate Treasury and agency securities. This portfolio structure has performed well in the current interest rate environment.

                          Q       What is your outlook for rates in the near future?


                          A       Market expectations of another ease in monetary policy by the Fed in the near future have receded somewhat, as economic and inflation releases as of late have painted a picture of an economy that is not teetering on the brink of recession nor strong enough to spark a resurgence in inflation. Because the Fed funds target rate is considered by many to be restrictive at its current 5.75%
                          level, we would expect to see another ease in monetary policy towards the end of
                          1995. A credible outcome toward deficit reduction from the ongoing budget negotiations in Congress could also exert an influence with respect to the timing of the next policy change from the Fed.


EDWARD D. JONES & CO. DAILY PASSPORT CASH TRUST
PORTFOLIO OF INVESTMENTS
AUGUST 31, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                                                           VALUE
--------------  ------------------------------------------------------------------------------  ----------------
SHORT-TERM OBLIGATIONS--32.8%
----------------------------------------------------------------------------------------------
                STUDENT LOAN MARKETING ASSOCIATION, FLOATING RATE NOTES--2.5%
                ------------------------------------------------------------------------------
$   80,000,000  5.65%-6.943%, 9/6/1995(b)                                                       $     79,985,081
                ------------------------------------------------------------------------------  ----------------
                FEDERAL FARM CREDIT BANK, DISCOUNT NOTES--0.5%
                ------------------------------------------------------------------------------
    17,000,000  6.17%, 2/23/1996(a)                                                                   16,490,118
                ------------------------------------------------------------------------------  ----------------
                FEDERAL HOME LOAN BANK, DISCOUNT NOTES--3.6%
                ------------------------------------------------------------------------------
   119,065,000  5.90%-6.57%, 9/6/1995-1/16/1996(a)                                                   117,105,760
                ------------------------------------------------------------------------------  ----------------
                FEDERAL HOME LOAN MORTGAGE, DISCOUNT NOTES--1.4%
                ------------------------------------------------------------------------------
    46,665,000  5.95%-6.575%, 10/23/1995-2/28/1996(a)                                                 46,052,818
                ------------------------------------------------------------------------------  ----------------
                FEDERAL NATIONAL MORTGAGE ASSOCIATION, DISCOUNT NOTES--12.0%
                ------------------------------------------------------------------------------
   400,230,000  5.49%-6.06%, 9/29/1995-4/15/1996(a)                                                  391,435,031
                ------------------------------------------------------------------------------  ----------------
                FEDERAL HOME LOAN BANK, FLOATING RATE NOTES--3.0%
                ------------------------------------------------------------------------------
    98,000,000  5.845%-5.92%, 9/1/1995-9/6/1995(b)                                                    97,960,145
                ------------------------------------------------------------------------------  ----------------
                FEDERAL NATIONAL MORTGAGE ASSOCIATION, FLOATING RATE NOTES--3.4%
                ------------------------------------------------------------------------------
   110,000,000  5.50%-5.60%, 9/1/1995-9/6/1995(b)                                                    109,863,859
                ------------------------------------------------------------------------------  ----------------
                FEDERAL HOME LOAN BANK NOTES--2.1%
                ------------------------------------------------------------------------------
    67,100,000  6.05%-6.85%, 2/28/1996-6/5/1996                                                       67,152,829
                ------------------------------------------------------------------------------  ----------------
                U.S. TREASURY BILLS--1.4%
                ------------------------------------------------------------------------------
    46,000,000  5.27%-5.45%, 12/14/1995-6/27/1996(a)                                                  44,477,184
                ------------------------------------------------------------------------------  ----------------
                U.S. TREASURY NOTES--2.9%
                ------------------------------------------------------------------------------
    93,000,000  7.375%-9.25%, 1/15/1996-5/15/1996                                                     94,059,851
                ------------------------------------------------------------------------------  ----------------
                TOTAL SHORT-TERM OBLIGATIONS                                                       1,064,582,676
                ------------------------------------------------------------------------------  ----------------
(C) REPURCHASE AGREEMENTS--66.3%
----------------------------------------------------------------------------------------------
   150,000,000  Bear, Stearns & Co., Inc. 5.800%, dated 8/31/1995, due 9/1/1995                      150,000,000
                ------------------------------------------------------------------------------
   150,000,000  Bear, Stearns & Co., Inc., 5.830%, dated 8/31/1995, due 9/1/1995                     150,000,000
                ------------------------------------------------------------------------------
   150,000,000  Chase Government Securities, 5.820%, dated 8/31/1995, due 9/1/1995                   150,000,000
                ------------------------------------------------------------------------------



EDWARD D. JONES & CO. DAILY PASSPORT CASH TRUST
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                                                           VALUE
--------------  ------------------------------------------------------------------------------  ----------------
$  150,000,000  Daiwa Securities America, Inc., 5.800%, dated 8/31/1995,
                due 9/1/1995                                                                    $    150,000,000
                ------------------------------------------------------------------------------
   150,000,000  Donaldson, Lufkin and Jenrette Securities Corp., 5.820%, dated
                8/31/1995, due 9/1/1995                                                              150,000,000
                ------------------------------------------------------------------------------
   240,000,000  NationsBank of North Carolina-Charlotte, 5.820%, dated 8/31/1995,
                due 9/1/1995                                                                         240,000,000
                ------------------------------------------------------------------------------
   160,000,000  Sanwa Securities USA Co., L.P., 5.820%, dated 8/31/1995,
                due 9/1/1995                                                                         160,000,000
                ------------------------------------------------------------------------------
   100,000,000  UBS Securities, Inc., 5.800%, dated 8/31/1995, due 9/1/1995                          100,000,000
                ------------------------------------------------------------------------------
   120,000,000  Fuji Securities, Inc., 5.800%, dated 8/31/1995, due 9/1/1995                         120,000,000
                ------------------------------------------------------------------------------
   150,000,000  BT Securities Corp., 5.850%, dated 8/31/1995, due 9/1/1995                           150,000,000
                ------------------------------------------------------------------------------
    71,400,000  BZW Securities, Inc., 5.850%, dated 8/31/1995, due 9/1/1995                           71,400,000
                ------------------------------------------------------------------------------
   110,000,000  Deutsche Bank Government Securities, Inc., 5.850%, dated
                8/31/1995, due 9/1/1995                                                              110,000,000
                ------------------------------------------------------------------------------
   150,000,000  Swiss Bank Corp., New York, 5.840%, dated 8/31/1995, due 9/1/1995                    150,000,000
                ------------------------------------------------------------------------------
    86,000,000  (d)CS First Boston Corp., 5.780%, dated 8/29/1995, due 10/3/1995                      86,000,000
                ------------------------------------------------------------------------------
    62,000,000  (d)Goldman, Sachs & Co., 5.750%, dated 7/25/1995, due 10/23/1995                      62,000,000
                ------------------------------------------------------------------------------
    61,000,000  (d)Goldman, Sachs & Co., 5.750%, dated 7/7/1995, due 9/5/1995                         61,000,000
                ------------------------------------------------------------------------------
    88,000,000  (d)Goldman, Sachs & Co., 5.750%, dated 8/25/1995, due 11/22/1995                      88,000,000
                ------------------------------------------------------------------------------  ----------------
                TOTAL REPURCHASE AGREEMENTS                                                        2,148,400,000
                ------------------------------------------------------------------------------  ----------------
                TOTAL INVESTMENTS, AT AMORTIZED COST(E)                                           $3,212,982,676
                ------------------------------------------------------------------------------  ----------------


(a) Discount rate at time of purchase.

(b) Floating rate note with current rate and next reset date shown.

(c) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(d) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days if the creditworthiness of the issuer is downgraded.

(e) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($3,241,108,879) at August 31, 1995.

(See Notes which are an integral part of the Financial Statements)

EDWARD D. JONES & CO. DAILY PASSPORT CASH TRUST
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
-----------------------------------------------------------------------------------------------
Investments in repurchase agreements                                           $  2,148,400,000
-----------------------------------------------------------------------------
Investments in other securities                                                   1,064,582,676
-----------------------------------------------------------------------------  ----------------
     Total investments in securities, at amortized cost and value                                $  3,212,982,676
-----------------------------------------------------------------------------------------------
Cash                                                                                                    3,966,938
-----------------------------------------------------------------------------------------------
Income receivable                                                                                       6,474,090
-----------------------------------------------------------------------------------------------
Receivable for shares sold                                                                             48,183,919
-----------------------------------------------------------------------------------------------  ----------------
     Total assets                                                                                   3,271,607,623
-----------------------------------------------------------------------------------------------
LIABILITIES:
-----------------------------------------------------------------------------------------------
Payable for shares redeemed                                                          24,096,741
-----------------------------------------------------------------------------
Income distribution payable                                                           4,286,380
-----------------------------------------------------------------------------
Accrued expenses                                                                      2,115,623
-----------------------------------------------------------------------------  ----------------
     Total liabilities                                                                                 30,498,744
-----------------------------------------------------------------------------------------------  ----------------
NET ASSETS for 3,241,108,879 shares outstanding                                                  $  3,241,108,879
-----------------------------------------------------------------------------------------------  ----------------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
$3,241,108,879 / 3,241,108,879 shares outstanding                                                           $1.00
-----------------------------------------------------------------------------------------------  ----------------

(See Notes which are an integral part of the Financial Statements)



EDWARD D. JONES & CO. DAILY PASSPORT CASH TRUST
STATEMENT OF OPERATIONS
SIX MONTHS ENDED AUGUST 31, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
--------------------------------------------------------------------------------------------------
Interest                                                                                            $  86,496,100
--------------------------------------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------------------------------------------------
Investment advisory fee                                                              $   6,340,975
-----------------------------------------------------------------------------------
Administrative personnel and services fee                                                1,081,102
-----------------------------------------------------------------------------------
Custodian fees                                                                             241,122
-----------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                 2,189,511
-----------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                   16,000
-----------------------------------------------------------------------------------
Auditing fees                                                                                9,000
-----------------------------------------------------------------------------------
Legal fees                                                                                  13,194
-----------------------------------------------------------------------------------
Portfolio accounting fees                                                                   66,109
-----------------------------------------------------------------------------------
Shareholder services fee                                                                 3,570,350
-----------------------------------------------------------------------------------
Share registration costs                                                                    96,372
-----------------------------------------------------------------------------------
Printing and postage                                                                       118,436
-----------------------------------------------------------------------------------
Insurance premiums                                                                          18,220
-----------------------------------------------------------------------------------
Miscellaneous                                                                               21,472
-----------------------------------------------------------------------------------  -------------
     Total expenses                                                                                    13,781,863
--------------------------------------------------------------------------------------------------  -------------
          Net investment income                                                                     $  72,714,237
--------------------------------------------------------------------------------------------------  -------------


(See Notes which are an integral part of the Financial Statements)


EDWARD D. JONES & CO. DAILY PASSPORT CASH TRUST
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         SIX MONTHS ENDED
                                                                            (UNAUDITED)           YEAR ENDED
                                                                          AUGUST 31, 1995      FEBRUARY 28, 1995
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------------------
OPERATIONS--
----------------------------------------------------------------------
Net investment income                                                    $      72,714,237    $        81,047,463
----------------------------------------------------------------------  -------------------  ---------------------
DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------
Distributions from net investment income                                       (72,714,237)           (81,047,463)
----------------------------------------------------------------------  -------------------  ---------------------
SHARE TRANSACTIONS
----------------------------------------------------------------------
Proceeds from sale of shares                                                 6,737,703,250         10,047,201,714
----------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                          69,885,611             78,525,018
----------------------------------------------------------------------
Cost of shares redeemed                                                     (6,030,739,482)        (9,832,691,748)
----------------------------------------------------------------------  -------------------  ---------------------
     Change in net assets resulting from share transactions                    776,849,379            293,034,984
----------------------------------------------------------------------  -------------------  ---------------------
          Change in net assets                                                 776,849,379            293,034,984
----------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------
Beginning of period                                                          2,464,259,500          2,171,224,516
----------------------------------------------------------------------  -------------------  ---------------------
End of period                                                            $   3,241,108,879    $     2,464,259,500
----------------------------------------------------------------------  -------------------  ---------------------


(See Notes which are an integral part of the Financial Statements)


EDWARD D. JONES & CO. DAILY PASSPORT CASH TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                            SIX MONTHS
                               ENDED
                            (UNAUDITED)
                            AUGUST 31,                                YEAR ENDED FEBRUARY 28 OR 29,
                               1995         1995       1994       1993       1992       1991       1990       1989       1988
NET ASSET VALUE,
BEGINNING OF PERIOD          $    1.00    $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
-------------------------
INCOME FROM INVESTMENT
OPERATIONS
-------------------------
 Net investment income            0.03         0.04       0.02       0.03       0.05       0.07       0.08       0.07       0.06
-------------------------
LESS DISTRIBUTIONS
-------------------------
 Distributions from net
 investment income               (0.03)       (0.04)     (0.02)     (0.03)     (0.05)     (0.07)     (0.08)     (0.07)     (0.06)
-------------------------        -----         ----       ----       ----       ----       ----       ----       ----       ----
NET ASSET VALUE, END OF
PERIOD                       $    1.00    $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
-------------------------        -----         ----       ----       ----       ----       ----       ----       ----       ----
TOTAL RETURN(A)                    2.59%      3.78%      2.33%      2.82%      4.98%      7.39%      8.63%      7.24%      6.15%
-------------------------
RATIOS TO AVERAGE NET
ASSETS
-------------------------
 Expenses                         0.96%*      0.98%      0.95%      0.95%      0.87%      0.83%      0.88%      1.01%      1.03%
-------------------------
 Net investment income            5.08%*      3.74%      2.31%      2.79%      4.89%      7.13%      8.23%      7.14%      6.00%
-------------------------
SUPPLEMENTAL DATA
-------------------------
 Net assets, end of
 period
 (000 omitted)             $3,241,109 $2,464,260 $2,171,225 $2,223,226 $2,469,295 $2,631,671 $2,235,991 $1,279,762 $744,107 $656,730
-------------------------

                             1987
NET ASSET VALUE,
BEGINNING OF PERIOD          $ 1.00
-------------------------
INCOME FROM INVESTMENT
OPERATIONS
-------------------------
 Net investment income          0.06
-------------------------
LESS DISTRIBUTIONS
-------------------------
 Distributions from net
 investment income             (0.06)
-------------------------       ----
NET ASSET VALUE, END OF
PERIOD                     $    1.00
-------------------------       ----
TOTAL RETURN(A)                5.79%
-------------------------
RATIOS TO AVERAGE NET
ASSETS
-------------------------
 Expenses                      1.03%
-------------------------
 Net investment income         5.63%
-------------------------
SUPPLEMENTAL DATA
-------------------------
 Net assets, end of
 period
 (000 omitted)
-------------------------     $656,730


 * Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(See Notes which are an integral part of the Financial Statements)


EDWARD D. JONES & CO. DAILY PASSPORT CASH TRUST
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION

Edward D. Jones & Co. Daily Passport Cash Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATIONS--The Trust's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

B. REPURCHASE AGREEMENTS--It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

    The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

C. INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code").

D. FEDERAL TAXES--It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

E. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.
F.  OTHER--Investment transactions are accounted for on the trade date.

3.  SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At August 31, 1995, capital paid-in aggregated $3,241,108,879. Transactions in shares were as follows:

                                                                                   SIX MONTHS
                                                                                     ENDED           YEAR ENDED
                                                                                   AUGUST 31,       FEBRUARY 28,
                                                                                      1995              1995
------------------------------------------------------------------------------  ----------------  ----------------
Shares sold                                                                        6,737,703,250    10,047,201,714
------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                    69,885,611        78,525,018
------------------------------------------------------------------------------
Shares redeemed                                                                   (6,030,739,482)   (9,832,691,748)
------------------------------------------------------------------------------  ----------------  ----------------
Net change resulting from share transactions                                         776,849,379       293,034,984
------------------------------------------------------------------------------  ----------------  ----------------


4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Passport Research, Ltd., the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee based on average daily net assets of the Trust as follows: .50% on the first $500 million, .475% on the next $500 million, .45% on the next $500 million,
 .425% on the next $500 million and .40% thereafter.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES PLAN--Under the terms of a Shareholder Services Agreement with Edward D. Jones & Co., the Trust will pay Edward D. Jones & Co. up to .25 of 1% of average daily net assets of the Trust for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts.

TRANSFER AGENT FEES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Trust. This fee is based on the size, type, and number of accounts and transactions made by shareholders. Edward D. Jones & Co., L.P. is sub-transfer agent for the shares of the Trust.


PORTFOLIO ACCOUNTING FEES--FServ also maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.
GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

TRUSTEES                                               OFFICERS
--------------------------------------------------------------------------------

John F. Donahue                                           John F. Donahue
John T. Conroy, Jr.                                       Chairman
William J. Copeland                                       Richard B. Fisher
James E. Dowd                                             President
Lawrence D. Ellis, M.D.                                   J. Christopher Donahue
Edward L. Flaherty, Jr.                                   Executive Vice President
Peter E. Madden                                           Edward C. Gonzales
Gregor F. Meyer                                           Executive Vice President
John E. Murray, Jr.                                       John W. McGonigle
Wesley W. Posvar                                          Executive Vice President and Secretary
Marjorie P. Smuts                                         David M. Taylor
                                                          Treasurer
                                                          Charles H. Field
                                                          Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust's prospectus which contains facts concerning its objective and policies, management fees,